Revenue - Schedule of Disaggregation of Revenue (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenue Reclassified to Domestic from International	$ 17.3	$ 17.3